GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are as follows:

	Products	Video and Cyber security	Projects	Total

As of January 1, 2017	$3,305	$8,545	$-	$11,850

Foreign currency translation adjustments	165	677	-	842

As of December 31, 2017	3,470	9,222	-	12,692

Acquisition of ESC BAZ	-	-	255	255
Impairment of goodwill (See Note 2k.)	-	(979)	-	(979)
Foreign currency translation adjustments	(105)	(727)	(16)	(848)

As of December 31, 2018	$3,365	$7,516	$239	$11,120